Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepaid expenses, gross	$ 178,636	$ 22,682
Prepayment for internal use software costs	802,817
Deposits, gross	30,490	28,743
Receivable from disposal of equity security (see Note 15)	85,347
Other receivables	764
Less: allowance for expected credit loss	(668)	(166)
Total	1,097,386	51,259
Portion classified as non-current asset	(802,817)
Current portion	$ 294,569	$ 51,259